EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2022
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 29 – EARNINGS PER SHARE

(a)Basic

Basic earnings per share are calculated by dividing the profit attributable to the Company’s shareholders by the number of shares issued, excluding those purchased by the Company and held as treasury shares. Preferred shares have a guaranteed right (per share) of at least 10% in the distribution of Dividends and/or Interest on Equity (JCP) concerning common shares.

3/31/2022
Numerator	Common	Preferred A	Preferred B	Total
Earnings attributable to each class of shares	2,185,822	275	522,245	2,708,342
Earnings for the period	2,185,822	275	522,245	2,708,342

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,288,843	147	279,941
% of shares in relation to total	82.15%	0.01%	17.84%

Basic earnings per share (BRL)	1.70	1.87	1.87

3/31/2021
Numerator	Common	Preferred A	Preferred B	Total
Earnings attributable to each class of shares	1,292,174	162	308,732	1,601,068
Earnings for the period	1,292,174	162	308,732	1,601,068

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,288,843	147	279,941
% of shares in relation to total	82.15%	0.01%	17.84%

Basic earnings per share (BRL)	1.00	1.10	1.10

(b)	Diluted

As of March 31, 2022, based on the liability balance relating to the compulsory loans, dilution in earnings per share resulted in an increase of 24,651,191 preferential B shares, as shown below.

3/31/2022
			Converted
Numerator	Common	Preferred A	Preferred B	Preferred B	Total
Earnings attributable to each class of shares	2,149,327	269	45,220	513,526	2,708,342
Earnings for the period	2,149,327	269	45,220	513,526	2,708,342

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares in thousand	1,288,843	147	24,651	279,941
% of shares in relation to total	80.88%	0.01%	1.55%	17.57%

Diluted earnings per share (BRL)	1.67	1.83	1.83	1.83

3/31/2021
			Converted
Numerator	Common	Preferred A	Preferred B	Preferred B	Total
Earning attributable to each class of shares	1,282,896	161	11,496	306,515	1,601,068
Earning for the period	1,282,896	161	11,496	306,515	1,601,068

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares in thousand	1,288,843	147	10,499	279,941
% of shares in relation to total	81.60%	0.01%	0.66%	17.72%

Diluted earnings per share (BRL)	1.00	1.10	1.09	1.09